Summary of Significant Accounting Policies - Narrative (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($) segment	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Apr. 24, 2024 HKD ($)	Apr. 24, 2024 USD ($)
Entity Information [Line Items]
Foreign currency exchange rate (HK$ to USD)	7.8499			7.8499
Period of escrow becoming refundable	18 months
Accounts receivable, allowance for credit loss, current	$ 947,396		$ 966,947	$ 120,689
Threshold period past due, trade accounts receivable, writeoff	365 days
Prepaid deposits, allowance for credit loss, current	$ 117,921		103,182	15,022
Prepaid deposits, allowance for credit loss, noncurrent	3,260		24,273	415
Deferred offering costs					$ 4,497,815	$ 576,643
Impairment of intangible assets, finite-lived	0	$ 0	0
Impairment of long-lived assets	0	0
Capitalized contract cost, impairment loss	0	$ 0
Contract liabilities, non-current	$ 100,427		$ 104,714	$ 12,793
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue benchmark | Customer concentration risk | Customer one
Entity Information [Line Items]
Concentration risk, percentage	11.20%
Accounts receivable | Customer concentration risk | Customer one
Entity Information [Line Items]
Concentration risk, percentage	26.20%		40.30%
Accounts receivable | Customer concentration risk | Customer two
Entity Information [Line Items]
Concentration risk, percentage	25.30%		16.80%
Accounts receivable | Customer concentration risk | Customer three
Entity Information [Line Items]
Concentration risk, percentage	11.00%		16.20%
Accounts receivable | Customer concentration risk | Customer four
Entity Information [Line Items]
Concentration risk, percentage	10.70%